Provisions - Schedule of Reconciliation of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 495,701	¥ 510,026
Increases	1,055,328	900,351
Decreases (utilized)	(985,905)	(924,476)
Decreases (reversed)	(37,985)	(30,513)
Foreign currency translation differences	37,190	40,312
Ending balance	564,329	495,701
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	42,869	73,395
Increases	25,096	28,235
Decreases (utilized)	(3,981)	(59,386)
Decreases (reversed)	(95)	(252)
Foreign currency translation differences	402	877
Ending balance	64,290	42,869
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	13,353	32,297
Increases	7,807	12,193
Decreases (utilized)	(12,098)	(16,280)
Decreases (reversed)	(1,066)	(15,948)
Foreign currency translation differences	956	1,091
Ending balance	8,951	13,353
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	404,982	377,772
Increases	1,005,330	835,096
Decreases (utilized)	(953,287)	(833,159)
Decreases (reversed)	(25,624)	(10,574)
Foreign currency translation differences	33,813	35,846
Ending balance	465,214	404,982
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	34,497	26,562
Increases	17,095	24,826
Decreases (utilized)	(16,538)	(15,651)
Decreases (reversed)	(11,200)	(3,739)
Foreign currency translation differences	2,019	2,498
Ending balance	¥ 25,874	¥ 34,497